12. FINANCIAL INSTRUMENTS (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Finance income (expenses), net	R$ 185,525	R$ (1,045,771)	R$ 41,153
Foreign Exchange Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Total	5,567
Finance income (expenses), net	4,986
Foreign Exchange Risk [Member] | Current Financial Asset [Member]
Disclosure of detailed information about financial instruments [line items]
Total	1,364
Foreign Exchange Risk [Member] | Non Current Financial Asset [Member]
Disclosure of detailed information about financial instruments [line items]
Total	R$ 4,203
Foreign Exchange Risk [Member] | Dollar-to-Euro Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Instruments	Dollar to euro swap
Total	R$ 1,364
Finance income (expenses), net	R$ 783
Foreign Exchange Risk [Member] | Dollar-to-Euro Swap [Member] | Current Financial Asset [Member]
Disclosure of detailed information about financial instruments [line items]
Instruments	Dollar to euro swap
Total	R$ 1,364
Foreign Exchange Risk [Member] | Swap CDI x Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Instruments	Swap CDI x dollar
Total	R$ 4,203
Finance income (expenses), net	R$ 4,203
Foreign Exchange Risk [Member] | Swap CDI x Dollar [Member] | Non Current Financial Asset [Member]
Disclosure of detailed information about financial instruments [line items]
Instruments	Swap CDI x dollar
Total	R$ 4,203